UNITED STATES
                                 SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549

                                  FORM 13F
                                  FORM 13 F COVER PAGE

Report for Calendar Year or Quarter Ended December 31, 1999

Check here if Amendement ( ); Amendement Number:

This Amendment (Check onlyone.): (  ) is a restatement
                                 (  ) adds new holding entries.
                                                                        FORM 13F
Institutional Investment Manager Filing this Report:

Name:  Daedalus Capital, L.L.C.
Address: 1310 Papin, Suite 1310
         St. Louis, Missouri 63103

13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, list, and tables are considered integral parts of this form.

Name:  Stephen M. Coleman
Title: President
Phone: 314-241-3590
Signature, Place, and Date of Signing:

Stephen M. Coleman  St. Louis, Missouri  March 20, 2000

Report Type (check only one.):
(X) 13F Holdings Report
(X) 13F Notice
(X) 13F Combination Report

List of Other Managers Reporting for this Manager:

                                      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total:  $107,911

List of Other Included Managers:
No. 13F File Number  Name

                                                     (SEC USE ONLY)

Page 1 of 1              Name of Reporting Manager Daedalus Capital, L.L.C.

Name of Issuer       Title  CUSIP     VALUE  SHARES/ INV  OTHER VOTING AUTH
                                             PRN AMT DISC  MGR  SOLE SHARED
ADOBE SYSTEMS         Com   00724F101  12616 187610   SOLE      SOLE
BROADCOM CORP.        Com   111320107  11424  41943   SOLE      SOLE
DELTA & PINE LAND CO. Com   247357106   2634 151653   SOLE      SOLE
NOKIA CORP.           Com   654902204   7180  37584   SOLE      SOLE
NOVELL INC.           Com   670006105  10844 271527   SOLE      SOLE
NORTEL                Com   656569101   6147  60866   SOLE      SOLE
ORACLE CORP.          Com   68389X105   9033  80611   SOLE      SOLE
QUALCOMM INC          Com   747525103  22048 125184   SOLE      SOLE
SBC COMMUNICATIONS    Com   78387G103   1798  36897   SOLE      SOLE
SIEBEL SYSTEMS        Com   826170102   8065  96023   SOLE      SOLE
SONY CORP.            Com   835699307  13650  47938   SOLE      SOLE
SUN MICROSYSTEMS      Com   866810104   2466  31850   SOLE      SOLE
COLUMN TOTALS                         107911